Putnam
California
Tax Exempt
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-01

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

While Californians undoubtedly will feel the financial effects of recent events in the state's electric power industry for some time to come, those who are also shareholders in Putnam California Tax Exempt Income Fund can take some measure of comfort in the fact that the fund's results have not been unduly affected by the crisis.

The major effect of the situation seems to have been an erosion of the premium that the state's securities had commanded in the municipal bond market in recent years by virtue of the state's dynamic economy.

As you will see in the following report, Fund Manager David Hamlin has already made some moves to position the fund for what he believes will be future advantage as the state works its way out of the current troubles. David also provides an in-depth discussion of the fund's performance during the first half of fiscal 2001 in the wake of recent events and takes an optimistic but cautious view of prospects for the second half.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
May 18, 2001


REPORT FROM FUND MANAGEMENT

David E. Hamlin

A strong market for municipal bonds characterized most of the first half of Putnam California Tax Exempt Income Fund's fiscal year, which ended on
March 31, 2001. In November and December, investors began to move into longer-term bonds, locking in high yields in anticipation of lower interest rates ahead. Events proved them right. In response to the slowing economy, the Federal Reserve Board began easing rates at the start of 2001, with two rate cuts of half a percentage point each in January and a third early in March. As a result, over the fund's semiannual period, the yield on top-rated 30-year bonds declined from 5.6% at the end of September to about 5.1% at the end of March. Bond prices have generally risen to reflect this decline.

Total return for 6 months ended 3/31/01

        Class A         Class B          Class C          Class M
      NAV     POP     NAV    CDSC      NAV    CDSC      NAV     POP
------------------------------------------------------------------------
     5.91%   0.84%   5.57%  0.57%     5.48%  4.48%     5.76%   2.32%
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* TROUBLED SECURITIES CAN OFFER ATTRACTIVE POTENTIAL

Just six months ago, California was in its best economic shape in decades. The state's tax-exempt securities were trading at high prices relative to other states' bonds, reflecting intense demand as investors traded their stocks for municipal bonds. However, recent concern over the power crisis has eroded California's price premium, leaving its bond yields at more competitive levels. A major slowdown in the technology industry, a mainstay of the California economy, has also had its effect. While investing in California municipal bonds has certainly become more challenging, our experience has shown that difficult periods can often produce the best opportunities for investors.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Water and sewer            21.5%

Transportation             14.6%

Utilities                  13.5%

Health care/
hospitals                   8.5%

Education                   3.4%

Footnote reads:
*Based on net assets as of 3/31/01. Holdings will vary over time.


Your fund had only minimal exposure to Pacific Gas & Electric and Southern California Edison bonds when the financial plight of these giant power companies began to make news early in fiscal 2001. However, because we believe opportunities can be born in periods of crisis, we purchased some AAA-rated Pacific Gas & Electric bonds in February. These attractively priced bonds had a 5.35% coupon, maturing in 2016, and are insured by Municipal Bond Investors Assurance Corporation, one of the largest municipal bond insurers. Because the insurance policy attached to them protects bondholders in the event of default, the bonds have no credit risk.

Shortly after the end of the period, Pacific Gas & Electric filed for Chapter 11 protection, making this an especially dramatic example. We believe the current situation provides numerous opportunities for tax-sensitive California investors who wish to lock in high interest rates at compelling prices.

* ADJUSTING PORTFOLIO DURATION IS KEY INVESTMENT STRATEGY

Last year, in an effort to lock in yields and participate in the expected price recovery, we began gradually increasing the fund's holdings in longer-term bonds. This proved to be especially timely because individual investors had been moving money out of the equity market and into municipal bonds, seeking relative safety, diversification, and tax advantages. Individuals tend to have shorter-term goals than mutual funds, so they generally focus on bonds maturing within 2 to 10 years. Consequently, there was a ready market for the short- and intermediate-term securities we sold during the past six months. We reinvested these assets in bonds maturing in the 20- to 30-year range, in anticipation of the Fed's shift to an accommodative interest rate policy. We concluded the period by retrenching slightly as our outlook became a bit more cautious.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aaa/AAA -- 67.7%

Aa/AA -- 10.4%

A -- 1.5%

Baa/BBB -- 10.1%

Ba/BB -- 5.3%

B and under -- 1.3%

VMG/A1
(short-term holdings) -- 3.7%

Footnote reads:
*As a percentage of market value as of 3/31/01. A bond rated BBB/Baa or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


"California yields, previously the richest in the country, have risen considerably, boosting the value in-state retail investors gain from owning California debt. Brian Bellucci, an analyst with Municipal Market Data in Boston, pointed out that California debt is currently trading at the same rate as national paper."

-- "Stock woes contribute to growing investor interest in less rocky debt issues," April 3, 2001, Reuters


Another way to look at these portfolio shifts is to consider the fund's duration, a measure of interest-rate sensitivity. The fund started its fiscal year with an average duration of 8.4 years, which was on the long side of neutral, and consistent with a forecast of stable or slightly lower interest rates. (The longer the duration of a bond portfolio, the more sensitive it is to price changes, and vice versa.) Although we lengthened duration early in fiscal 2001 by buying more longer-term bonds, by the end of March we had shortened the duration to an average of 7.8 years.

We believe long-term interest rates have plenty of room to fall further, but our outlook became more cautious when recent proposals to cure the California power companies' financial ills called for the state to issue as much as $14 billion in bonds. Should these proposals become reality, the bond supply might rise to exceed demand, at least for a time, and prices would decline accordingly. For the time being, we believe the fund's current neutral duration is prudent.

* LOWER-RATED AND UNRATED BONDS PROVIDE ADDITIONAL OPPORTUNITIES

While most of the portfolio is invested in investment-grade securities, we have the flexibility to invest a small portion of assets in lower-rated or unrated securities. Early in the fiscal year, as the yield differential between higher- and lower-rated bonds widened, we gradually shifted the portfolio composition to take advantage of it. The percentage of holdings invested in bonds rated below investment grade (BB and below) was approximately 11% at the end of the period. This percentage also includes a position in unrated bonds, which are often less sensitive to changes in interest rates.

Bear in mind that Putnam's credit research team rates every bond in the portfolio that is not rated by the major agencies. This gives us the data and analysis results we need to proceed with confidence. Moreover, we do not purchase securities rated below our internal rating of BB-, and we maintain a close watch on holdings for as long as they are in the portfolio.

* LAND-SECURED AND HOSPITAL ISSUES REMAINED ATTRACTIVE

Even though we believe economic growth may continue to slow, we still like the land-secured sector (bonds issued in connection with real estate development projects), which is where we find some of the best opportunities for lower-rated or unrated credits. Recent examples include bonds issued by the California Statewide Community Development Authority for the Alma Avenue Project. These apartments and condominiums under construction in San Francisco will help alleviate a severe shortage of in-town living space. Our analysis indicates the project is well structured and the issue we bought offers a 7 1/2% coupon maturing in 2030.

Santaluz Community Facilities District #2 is a similar issue, with a 6 3/8% coupon, also maturing in 2030. The bonds we bought will finance roads, water, sewer, fire prevention, and park improvements in an area of rapid development north of San Diego. Despite the slowdowns attributable to declines in the high-technology industry, we believe growth in San Diego should remain active because the area is home to a variety of industries. Orange County Communities Facilities District #1 for Ladera Ranch is a similar land-backed issue. It has a 6 1/4% coupon maturing in 2030. None of these three additions was rated by the major agencies, but each offers your fund a combination of high yields, attractive prices, and relatively low volatility.

We also continued to find opportunities in the hospital sector because of the relatively high yields available from carefully selected investments. A recent purchase was the Central California Joint Powers Health Financing Authority for the Community Hospital of Central California, a hospital group located in the Fresno area. This issue was rated Baa1 by Moody's and A- by Standard & Poor's. It offers a coupon of 6% maturing in 2030, although we were able to purchase it directly from the issuer at a 6.2% yield.

* OPTIMISTIC OUTLOOK IS TEMPERED BY CAUTION

We believe the fund is well positioned to withstand the current power crisis and the economic slowdown. Most of the bonds in its portfolio are of exceptionally high quality and the fund is diversified across different industry sectors and regions of the state. The fund's largest sector continues to be water and sewer-- essential services that are relatively immune to economic downturns. Bonds issued by power authorities account for about 5% of assets; we believe these companies may benefit from the energy shortage, since any excess power they generate can be sold to the utility companies. The portfolio also includes a number of Puerto Rican bonds, which provide a combination of diversification, high quality, and attractive tax-free yields.

Historically, when credit spreads have been wide and interest rates were on the decline, as they are currently, the municipal market has provided strong performance, and we believe fiscal 2001 will be another positive year for your fund. However, we also urge investors to focus on their long-term goals, letting this fund function as an anchor, with the potential for preserving wealth from income taxes and the ability to offset the volatility of other financial assets.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/01, there is no guarantee the fund will continue to hold these securities in the future. The fund concentrates its investments in one state and involves more risk than a fund that invests more broadly. Even though the investments are diversified among several different issuers within the state, they may all be affected by common economic forces and other factors.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam California Tax Exempt Income Fund is designed for investors seeking as high a level of current income exempt from federal and California income tax as is consistent with preservation of principal.



TOTAL RETURN FOR PERIODS ENDED 3/31/01

                     Class A         Class B         Class C         Class M
(inception dates)   (4/29/83)       (1/4/93)        (7/26/99)       (2/14/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          5.91%   0.84%   5.57%   0.57%   5.48%   4.48%   5.76%   2.32%
------------------------------------------------------------------------------
1 year           10.68    5.41    9.96    4.96    9.78    8.78   10.35    6.83
------------------------------------------------------------------------------
5 years          34.00   27.64   29.89   27.89   28.76   28.76   31.99   27.74
Annual average    6.03    5.00    5.37    5.04    5.19    5.19    5.71    5.02
------------------------------------------------------------------------------
10 years         95.41   86.21   81.87   81.87   80.37   80.37   88.68   82.58
Annual average    6.93    6.41    6.16    6.16    6.08    6.08    6.55    6.21
------------------------------------------------------------------------------
Annual average
(life of fund)    8.09    7.80    7.25    7.25    7.22    7.22    7.64    7.44
------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/01

                    Lehman Brothers Municipal         Consumer
                           Bond Index                price index
-------------------------------------------------------------------------------
6 months                      6.70%                      1.56%
-------------------------------------------------------------------------------
1 year                       10.93                       2.92
-------------------------------------------------------------------------------
5 years                      37.45                      13.23
Annual average                6.57                       2.52
-------------------------------------------------------------------------------
10 years                    102.71                      30.59
Annual average                7.32                       2.70
-------------------------------------------------------------------------------
Annual average
(life of fund)                8.50                       3.30
-------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/01

                             Class A     Class B     Class C     Class M
------------------------------------------------------------------------------
Distributions (number)          6           6           6           6
------------------------------------------------------------------------------
Income 1                  $0.209045   $0.181140    $0.175409    $0.195643
------------------------------------------------------------------------------
Capital gains 1
  Long-term                0.000200    0.000200     0.000200     0.000200
------------------------------------------------------------------------------
  Short-term                   --          --           --           --
------------------------------------------------------------------------------
  Total                   $0.209245   $0.181340    $0.175609    $0.195843
------------------------------------------------------------------------------
Share value:              NAV     POP     NAV          NAV     NAV     POP
------------------------------------------------------------------------------
9/30/00                  $8.35   $8.77   $8.34        $8.37   $8.33   $8.61
------------------------------------------------------------------------------
3/31/01                   8.63    9.06    8.62         8.65    8.61    8.90
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate 2   4.83%   4.60%   4.18%        4.03%   4.50%   4.36%
------------------------------------------------------------------------------
Taxable equivalent 3      8.82    8.40    7.63         7.36    8.21    7.96
------------------------------------------------------------------------------
Current 30-day SEC
yield 4                   4.13    3.93    3.48         3.32    3.82    3.70
------------------------------------------------------------------------------
Taxable equivalent 3      7.54    7.17    6.35         6.06    6.97    6.75
------------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 45.22% federal and state combined tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.





THE FUND'S PORTFOLIO
March 31, 2001 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC               -- AMBAC Indemnity Corporation
COP                 -- Certificate of Participation
FGIC                -- Financial Guaranty Insurance Company
FHA Insd.           -- Federal Housing Administration Insured
FRB                 -- Floating Rate Bonds
FSA                 -- Financial Security Assurance
G.O. Bonds          -- General Obligation Bonds
IFB                 -- Inverse Floating Rate Bonds
IF COP              -- Inverse Floating Rate Certificate of Participation
MBIA                -- Municipal Bond Investors Assurance Corporation
VRDN                -- Variable Rate Demand Note



MUNICIPAL BONDS AND NOTES (99.2%) (a)
PRINCIPAL AMOUNT                                                                          RATING (RAT)        VALUE
California (95.5%)
-------------------------------------------------------------------------------------------------------------------
                    Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
$         9,500,000 5 1/4s, 10/1/21                                                       Aaa         $   9,713,750
         10,195,000 5 1/8s, 10/1/14                                                       Aaa            10,704,750
         21,425,000 4 3/4s, 10/1/25                                                       Aaa            20,246,625
         16,000,000 Anaheim, IF COP, MBIA, 9.17s, 7/16/23                                 Aaa            18,920,000
         24,000,000 Anaheim, Pub. Fin. Auth. IFB, MBIA, 9.72s, 12/28/18                   Aaa            30,210,000
                    Anaheim, Pub. Fin. Auth. Lease Rev. Bonds
                    (Pub. Impts.)
         10,000,000 Ser. A, FSA, 5s, 3/1/37                                               Aaa             9,787,500
         16,080,000 Ser. C, FSA, zero %, 3/1/37                                           Aaa             2,351,700
         12,485,000 Ser. C, FSA, zero %, 9/1/34                                           Aaa             2,122,450
         30,275,000 Berkeley, Hlth. Fac. Rev. Bonds (Alta Bates
                    Med. Ctr.), Ser. A, 6.55s, 12/1/22                                    A2             32,507,781
                    Brentwood, Infrastructure Auth. Rev. Bonds,
                    Ser. 94-1
         11,210,000 5 5/8s, 9/2/29                                                        BB/P           10,411,288
          2,480,000 5.6s, 9/2/19                                                          BB/P            2,374,600
         20,000,000 CA Edl. Fac. Auth. Rev. Bonds (U. of Southern CA),
                    Ser. C, 5 1/8s, 10/1/28                                               Aa1            19,925,000
                    CA G.O. Bonds (ABC Unified School Dist.), FGIC
          1,755,000 zero %, 8/1/34                                                        Aaa               298,350
          1,670,000 zero %, 8/1/33                                                        Aaa               300,600
          2,000,000 zero %, 8/1/32                                                        Aaa               380,000
          1,580,000 zero %, 8/1/31                                                        Aaa               316,000
          1,150,000 zero %, 8/1/30                                                        Aaa               242,938
          1,715,000 zero %, 8/1/29                                                        Aaa               383,731
          1,310,000 zero %, 8/1/28                                                        Aaa               311,125
          1,150,000 zero %, 8/1/27                                                        Aaa               287,500
          1,350,000 zero %, 8/1/25                                                        Aaa               376,313
                    CA Hlth. Fac. Auth. Rev. Bonds
         12,500,000 (INSD-Sutter Hlth.), Ser. A, 5.35s, 8/15/28                           Aaa            12,750,000
         21,000,000 (Catholic Healthcare West), Ser. A, AMBAC,
                    5s, 7/1/21                                                            Aaa            20,685,000
         35,385,000 Ser. 5, MBIA, 5s, 7/1/14                                              AAA            36,048,469
         12,900,000 CA Hsg. Fin. Agcy. IFB, FHA Insd., 8.959s, 8/1/23                     Aa2            14,109,375
         16,500,000 CA Poll. Control Fin. Auth. Ind. Dev. (Pacific Gas
                    & Electric), Ser. A, MBIA, 5.35s, 12/1/16                             AAA            16,726,875
         10,290,000 CA Poll. Control Fin. Auth. Solid Waste Disp.
                    Rev. Bonds (Keller Canyon Landfill Co.),
                    6 7/8s, 11/1/27                                                       BB-            10,444,350
                    CA Poll. Control Fin. Auth. VRDN (Shell Oil
                    Co. Project), Ser. A
            400,000 3.6s, 10/1/08                                                         A-1+              400,000
          1,100,000 3s, 10/1/10                                                           VMIG1           1,100,000
         11,600,000 CA Rev. Bonds (United Airlines - L.A. Intl. Arpt.),
                    6 1/4s, 10/1/35                                                       Baa3           11,614,500
         24,200,000 CA State Dept. Wtr. Resources IFB (Central Valley),
                    10.122s, 12/1/12 (acquired 10/23/97,
                    cost $25,632,450) (RES)                                               AA+            36,632,750
         25,000,000 CA State Dept. Wtr. Resources Rev. Bonds, Ser. O,
                    MBIA, 4 3/4s, 12/1/29                                                 Aaa            23,437,500
                    CA State G.O. Bonds
         37,100,000 FRB, 8.751s, 9/1/12 (acquired 7/11/96,
                    cost $36,543,500) (RES)                                               AA             49,157,500
          3,000,000 6s, 10/1/08                                                           AA              3,382,500
         16,545,000 AMBAC, 5 1/2s, 4/1/11                                                 AAA            18,137,456
         10,000,000 (Veterans), Ser. BH, 5.4s, 12/1/14                                    AA             10,462,500
         10,000,000 (Veterans), Ser. BH, 5.35s, 12/1/13                                   AA             10,487,500
         10,000,000 (Veterans), Ser. BH, 5 1/4s, 12/1/12                                  Aaa            10,550,000
         10,000,000 4 3/4s, 2/1/29                                                        Aaa             9,375,000
         20,800,000 Ser. 33, MBIA, zero %, 10/1/11                                        AAA            13,182,000
         60,000,000 MBIA, zero %, 9/1/11                                                  AAA            38,175,000
                    CA State Pub. Wks. Board Lease Rev. Bonds
         28,000,000 Ser. A, MBIA, 6 1/2s, 9/1/17                                          Aaa            33,915,000
         59,000,000 MBIA, 6.43s, 9/1/19                                                   Aaa            61,026,650
         10,105,000 (Dept. of Corrections-State Prisons), Ser. A,
                    AMBAC, 5.8s, 1/1/13 (SEG)                                             Aaa            11,254,444
         33,500,000 (Dept. of Corrections-State Prisons), Ser. A,
                    AMBAC, 5s, 12/1/19                                                    Aaa            34,337,500
          6,555,000 (Library & Courts Annex), Ser. A, 5s, 5/1/18                          Aa3             6,555,000
         25,500,000 CA State Rev. Bonds, FGIC, 8s, 11/1/07                                Aaa            30,408,750
                    CA Statewide Cmnty. Dev. Auth. Apt. Dev.
                    Rev. Bonds (Irvine Apt. Cmntys.)
         12,500,000 Ser. A-4, 5 1/4s, 5/15/25                                             Baa2           12,484,375
         20,000,000 Ser. A-3, 5.1s, 5/15/25                                               Baa2           20,100,000
                    CA Statewide Cmnty. Dev. Auth. COP
         15,000,000 (The Internext Group), 5 3/8s, 4/1/30                                 BBB            13,143,750
         10,000,000 (Children's Hosp.), MBIA, 4 3/4s, 6/1/21                              Aaa             9,562,500
                    CA Statewide Cmnty. Dev. Auth. Multi-Fam.
                    Rev. Bonds
          6,000,000 5.3s, 6/1/29                                                          Baa1            6,180,000
          5,000,000 (Equity Res. Hsg.), Ser. B, 5.2s, 12/1/29                             A3              5,131,250
                    CA Statewide Cmnty. Dev. Auth Rev. Bonds
                    (United Airlines, Inc.)
         17,750,000 Ser. A, 5.7s, 10/1/34                                                 Baa3           18,282,500
         17,580,000 5 5/8s, 10/1/34                                                       Baa3           15,931,875
                    CA Statewide Cmnty. Dev. Auth. Special Tax
                    Rev. Bonds
          1,765,000 (Cmnty. Fac. Dist. No. 1-Zone 3), 7 5/8s, 9/1/30                      BB-/P           1,835,600
          1,750,000 (Cmnty. Fac. Dist. No. 1-Zone 1A), 7 1/2s, 9/1/30                     BB-/P           1,815,625
          2,320,000 (Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30                     BB-/P           2,401,200
          1,750,000 (Cmnty. Fac. Dist. No.1-Zone 1B), zero %, 9/1/20                      BB-/P             404,688
                    CA Statewide Cmnty. Dev. Auth. VRDN
         10,200,000 (Northern CA Ret. Officers), 3.8s, 6/1/26                             VMIG1          10,200,000
          2,400,000 (Barton Memorial Hosp.), 3.6s, 12/1/09                                VMIG1           2,400,000
          8,000,000 Capistrano, U. School Dist. Cmnty. Fac. Special
                    Tax Bonds (Ladera), Ser. 98-2, 5 3/4s, 9/1/29                         BB/P            7,840,000
          5,000,000 Carlsbad, Unified School Dist. VRDN (School Fac.
                    Bridge Funding), FSA, 3.5s, 9/1/32                                    VMIG1           5,000,000
          9,000,000 Central CA Joint Pwr. Hlth. Fin. Auth. COP
                    (Cnty. Hosp. Central CA), 6s, 2/1/30                                  A-              9,337,500
         32,000,000 Chino Basin, Regl. Fin. Auth. Rev. Bonds, AMBAC,
                    5 3/4s, 8/1/22                                                        Aaa            33,200,000
          4,420,000 Chula Vista Special Tax Bonds (Cmnty. Facs.
                    Dist. No. 97-3), 6.05s, 9/1/29                                        BB+/P           4,431,050
                    Commerce Redev. Agcy. Rev. Bonds
                    (Project 1, Tax Alloc.)
          8,845,000 7 1/4s, 8/1/21                                                        BBB-            9,144,580
         68,280,000 zero %, 8/1/21                                                        BBB-           21,081,450
         35,000,000 Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds,
                    Ser. G, MBIA, zero %, 9/1/17                                          Aaa            15,531,250
                    Contra Costa, Wtr. Dist. Rev. Bonds, Ser. G, MBIA
         36,915,000 5s, 10/1/26                                                           Aaa            36,453,563
         41,500,000 5s, 10/1/24                                                           Aaa            41,033,125
         10,000,000 Corona, COP (Vista Hosp. Syst.), Ser. B, 9 1/2s,
                    7/1/20 (In default) (NON)                                             D/P             3,700,000
         19,000,000 Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26                    BBB-           17,242,500
                    Duarte, COP, Ser. A
         15,000,000 5 1/4s, 4/1/31                                                        Baa2           13,256,250
          7,500,000 5 1/4s, 4/1/24                                                        Baa2            6,740,625
                    East Bay, Muni. Util. Dist. Wtr. Syst. Rev. Bonds
         21,000,000 4 3/4s, 6/1/28                                                        Aaa            19,740,000
         23,850,000 FGIC, 4 3/4s, 6/1/21                                                  Aaa            22,955,625
         10,725,000 El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC,
                    6 1/4s, 8/15/17                                                       Aaa            10,949,260
                    Foothill/Eastern Corridor Agcy. Rev. Bonds
                    (CA Toll Roads)
         34,150,000 Ser. A, 6 1/2s, 1/1/32                                                Aaa            39,144,438
         38,875,000 Ser. 6s, 1/1/34                                                       Aaa            43,540,000
         19,000,000 5 3/4s, 1/15/40                                                       Baa3           19,285,000
          7,850,000 MBIA, 5 1/2s, 1/15/09                                                 Aaa             8,644,813
          8,945,000 MBIA, 5 1/2s, 1/15/08                                                 Aaa             9,805,956
          5,000,000 MBIA, 5 3/8s, 1/15/14                                                 Aaa             5,331,250
            400,000 Indio, Multi-Fam. Rev. Bonds VRDN (Carreon),
                    Ser. A, 3.35s, 8/1/26                                                 A-1+              400,000
                    Irvine Ranch, Wtr. Dist. VRDN
          2,450,000 (Cons. Bds.) 5.75s, 10/1/10                                           A-1+            2,450,000
          3,100,000 3.6s, 10/1/05                                                         A-1+            3,100,000
         12,700,000 3.6s, 4/1/33                                                          VMIG1          12,700,000
          6,700,000 (Cons. Bds.) Ser. B, 3.5s, 10/1/09                                    A-1+            6,700,000
                    Irvine, 1915 Impt. Bd. Act Special Assmnt. Bonds
          1,200,000 (Assmt. Dist. No. 97-16), 6 3/8s, 9/2/22                              BBB-/P          1,236,000
          2,750,000 (Assmt. Dist. No. 97-17), 6s, 9/2/23                                  BBB+/P          2,767,188
          1,000,000 (Assmt. Dist. No. 94-13), 6s, 9/2/22                                  BBB/P           1,006,250
          5,000,000 (Assmt. Dist. No. 97-17), 5 7/8s, 9/2/17                              BBB+/P          5,050,000
          2,000,000 (Assmt. Dist. No. 94-13), 5 7/8s, 9/2/17                              BBB/P           2,020,000
                    Irvine, 1915 Impt. Bd. Act VRDN
            900,000 (Assmt. Dist. No. 97-16), 3.15s, 9/2/22                               VMIG1             900,000
          6,189,000 (Assmt. Dist. No. 94-15), 2.45s, 9/2/20                               VMIG1           6,189,000
         11,967,000 (Assmt. Dist. No. 94-13), 1.7s, 9/2/22                                VMIG1          11,967,000
         13,610,000 (Assmt. Dist. No. 89-10), 1.7s, 9/2/15                                VMIG1          13,610,000
         10,510,000 Kern, High School Dist., Ser. 14, FRB, MBIA, 9.254s,
                    2/1/13 (acquired 6/29/98, cost $14,124,599) (RES)                     Aaa            14,319,875
         14,180,000 Lake Elsinore, Pub. Fin. Auth. Tax Alloc. Rev. Bonds,
                    Ser. C, 6.7s, 10/1/33                                                 BB-/P          14,871,275
         15,000,000 Livermore-Amador, Wtr. Mngt. Agency Rev. Bonds,
                    Ser. A, AMBAC, 5s, 8/1/31                                             Aaa            14,737,500
         21,530,000 Los Angeles, Bldg. Auth. Rev. Bonds (CA Dept.
                    Gen. Svcs.), Ser. A, MBIA, 5 5/8s, 5/1/11                             Aaa            24,059,775
                    Los Angeles Cnty., CA Pub. Wks. Fin. Auth.
                    Rev. Bonds, Ser. A, AMBAC
          7,000,000 5 1/2s, 10/1/10                                                       Aaa             7,647,500
          8,000,000 5 1/2s, 10/1/09                                                       Aaa             8,780,000
          9,000,000 5 1/2s, 10/1/08                                                       Aaa             9,933,750
          7,000,000 Los Angeles Cnty., COP (Disney Pkg. Project),
                    AMBAC, 4 3/4s, 3/1/23                                                 Aaa             6,676,250
                    Los Angeles Cnty., Metropolitan Trans. Auth. Sales
                    Tax Rev. Bonds
         12,150,000 (2nd Ser.), Ser. A, AMBAC, 5s, 7/1/25                                 Aaa            11,998,125
          6,765,000 (1st Tier-Prop A), Ser. A, FSA, 5s, 7/1/15                            Aaa             6,984,863
          8,000,000 (1st Tier-Prop A), Ser. B, FSA, 4 3/4s, 7/1/28                        Aaa             7,520,000
         15,235,000 Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds,
                    Ser. A, MBIA, 5 3/4s, 9/1/07                                          Aaa            16,967,981
         13,000,000 Los Angeles Cnty., Sanitation Dist. Fin. Auth.
                    Rev. Bonds (Capital Projects), Ser. A, MBIA,
                    5s, 10/1/23                                                           Aaa            12,886,250
         37,465,000 Los Angeles, Convention & Exhibition Ctr. Auth.
                    Lease COP, 9s, 12/1/20                                                Aaa            46,175,613
         19,300,000 Los Angeles, Convention & Exhibition Ctr. Auth.
                    Lease IFB, MBIA, 7.101s, 8/15/18
                    (acquired 9/15/94, cost $14,332,566) (RES)                            Aaa            19,999,625
         25,000,000 Los Angeles, Harbor Dept. Rev. Bonds, 7.6s, 10/1/18                   AAA            32,062,500
         26,235,000 Los Angeles, Pension Auth. COP, Ser. A, MBIA,
                    6.9s, 6/30/08                                                         Aaa            31,121,269
                    Los Angeles, Uni. School Dist. G.O. Bonds,
                    Ser. B, FGIC
          6,380,000 5 3/8s, 7/1/14                                                        Aaa             6,770,775
          7,455,000 5 3/8s, 7/1/13                                                        Aaa             7,958,213
          5,500,000 5 3/8s, 7/1/12                                                        Aaa             5,905,625
          8,785,000 5 3/8s, 7/1/11                                                        Aaa             9,487,800
         34,700,000 Los Angeles, Wastewater Syst. FRB, AMBAC,
                    9.08s, 6/1/19                                                         Aaa            38,647,125
         14,500,000 Los Angeles, Wtr. & Pwr. Rev. Bonds (Pwr. Syst. A-1),
                    Ser. A, 5s, 7/1/24                                                    Aa3            14,173,750
          4,000,000 Metropolitan Wtr. Dist. G.O. Bonds, Ser. A,
                    5 1/4s, 3/1/14                                                        Aaa             4,240,000
         20,000,000 Metropolitan Wtr. Dist. IFB (Southern CA
                    Waterworks), 7.726s, 8/10/18                                          Aa2            24,400,000
                    Metropolitan Wtr. Dist. Rev. Bonds
         22,600,000 (Southern CA Waterworks), 5.95s, 8/5/22                               Aa2            24,153,750
         10,000,000 Ser. A, 5 1/2s, 7/1/10                                                Aa2            10,950,000
         26,255,000 (Southeast Partnership), Ser. C, 5s, 7/1/27                           Aa2            25,828,356
         33,445,000 Ser. A, 5s, 7/1/26                                                    Aa2            32,776,100
         15,000,000 (Southern CA Waterworks), Ser. B, MBIA,
                    4 3/4s, 7/1/21                                                        Aaa            14,437,500
         10,350,000 Modesto, Irr. Dist. Fin. Auth. Rev. Bonds
                    (Domestic Wtr. Project), Ser. D, AMBAC,
                    4 3/4s, 9/1/22                                                        Aaa             9,910,125
         16,600,000 Mount Diablo, Hosp. Rev. Bonds, Ser. A, AMBAC,
                    5s, 12/1/13                                                           Aaa            17,118,750
                    Northern CA Pwr. Agcy. Multi. Cap. Fac. IFB
          4,770,000 9.456s, 8/1/17                                                        Aaa             5,223,150
          3,620,000 9.456s, 8/1/17, Prerefunded                                           Aaa             4,104,175
          4,945,000 MBIA, 9.243s, 8/1/25                                                  Aaa             5,371,506
          6,265,000 MBIA, 9.243s, 8/1/25, Prerefunded                                     Aaa             7,071,619
                    Northern CA Pwr. Agcy. Pub. Pwr. Rev. Bonds,
                    Ser. A, AMBAC
          7,720,000 5.8s, 7/1/09                                                          Aaa             8,704,300
          3,925,000 5.8s, 7/1/09, Prerefunded                                             Aaa             4,459,781
          5,780,000 Northern CA Pwr. Agcy. Rev. Bonds
                    (Hydroelectric), Ser. A, MBIA, 5 1/4s, 7/1/12                         Aaa             6,177,375
                    Oakland, Bldg. Auth. Rev. Bonds, AMBAC
          6,540,000 5 1/2s, 4/1/13                                                        Aaa             7,014,150
          6,295,000 5 1/2s, 4/1/12                                                        Aaa             6,814,338
         14,800,000 Oakland, Redev. Agcy. Rev. Bonds, MBIA,
                    5.95s, 9/1/19                                                         Aaa            15,262,500
          1,300,000 Oakland, VRDN (Cap. Equip.), 3.35s, 12/1/15                           VMIG1           1,300,000
          1,800,000 Ontario, Multi-Fam. VRDN (Res. Park Mtg. Ctr.),
                    Ser. A, 3.5s, 8/1/07                                                  VMIG1           1,800,000
                    Orange Cnty., Cmnty. Facs. Dist. Special Tax
                    (Ladera Ranch - No. 1), Ser. A
          3,000,000 6 1/4s, 8/15/30                                                       BB/P            3,022,500
          1,800,000 6.2s, 8/15/23                                                         BB/P            1,820,250
          1,290,000 6.2s, 8/15/20                                                         BB/P            1,301,288
         25,285,000 Orange Cnty., COP, Ser. A, MBIA, 6s, 7/1/07                           Aaa            28,445,625
                    Orange Cnty., Local Trans. Auth. Sales Tax Rev. Bonds
         11,700,000 5.7s, 2/15/10                                                         Aaa            13,118,625
         13,960,000 5.7s, 2/15/09                                                         Aaa            15,582,850
          5,000,000 Ser. A, MBIA, 5 1/2s, 2/15/09                                         Aaa             5,512,500
                    Orange Cnty., VRDN
          1,200,000 AMBAC, 3.4s, 8/1/13                                                   VMIG1           1,200,000
         14,400,000 1.7s, 8/1/16                                                          VMIG1          14,400,000
         16,830,000 Orange Cnty., Wtr. Dist. COP, Ser. A, 5s, 8/15/18                     Aa2            16,872,075
         12,840,000 Oxnard, Redev. Agcy. Tax Alloc. Rev. Bonds
                    (Cent. City Revitalization), Ser. A, 6 1/2s, 9/1/16                   BBB            13,594,350
                    Pajaro Valley, U. School Dist. VRDN (School Fac.
                    Bridge Funding Program), FSA
          2,700,000 3 1/2s, 9/1/23                                                        VMIG1           2,700,000
          3,600,000 1.1s, 9/1/14                                                          VMIG1           3,600,000
         31,850,000 Palm Desert, Fin. Auth. Tax Alloc. IFB, MBIA,
                    8.735s, 4/1/22                                                        Aaa            34,380,483
         24,855,000 Pasadena, Cap. Impt. IF COP, AMBAC, 5.35s, 2/1/14                     Aaa            27,371,569
                    Pleasanton, Jt. Pwr. Fin. Auth. Rev. Bonds, Ser. B
          5,395,000 6 3/4s, 9/2/17                                                        BBB/P           5,705,213
          8,315,000 6.6s, 9/2/08                                                          BBB/P           8,813,900
          4,505,000 6 1/2s, 9/2/04                                                        BBB/P           4,825,981
          3,960,000 6 1/8s, 9/2/02                                                        BBB/P           4,088,700
         10,400,000 Redding, Elec. Syst. Rev. Bonds, MBIA,
                    10.018s, 7/8/22                                                       Aaa            13,702,000
          1,100,000 Riverside Cnty., Hsg. Auth. Multi-Fam. VRDN
                    (Mtn. View Apts.), Ser. A, 3.1s, 8/1/25                               A-1+            1,100,000
          4,250,000 Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29                   BBB-            3,729,375
                    Riverside Cnty., Pub. Fin. Auth. Impt. Special Assmnt.
                    Bonds (Rancho Village)
            780,000 6 3/4s, 9/2/14                                                        BB/P              795,600
         11,790,000 Ser. B, 6 1/4s, 9/2/13                                                BBB            11,937,375
            600,000 Riverside Cnty. VRDN (Riverside Cnty. Pub. Fac.),
                    Ser. D, 3.35s, 12/1/15                                                VMIG1             600,000
         11,200,000 Roseville, Cmnty. Facs. Dist.1 Special Tax,
                    5 3/4s, 9/1/23                                                        BB+/P          10,906,000
         12,725,000 Sacramento, City Fin. Auth. Lease Rev. Bonds,
                    Ser. A, AMBAC, 5 3/8s, 11/1/14                                        Aaa            13,981,594
         22,750,000 Sacramento Cnty., COP (Pub. Facs. Project),
                    AMBAC, 4 3/4s, 10/1/27                                                Aaa            21,413,438
          7,500,000 Sacramento Cnty., Sanitation Dist. Rev. Bonds,
                    Ser. A, 5 7/8s, 12/1/27                                               AA              7,921,875
         27,000,000 Sacramento, Muni. Util. Dist. Elec. IFB, FGIC,
                    8.97s, 8/15/18                                                        Aaa            29,362,500
         12,000,000 Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. A,
                    MBIA, 6 1/4s, 8/15/10                                                 Aaa            13,995,000
          5,000,000 Sacramento, Special Tax Bonds (Northern
                    Natomas Cmnty. Fac.), Ser. 4-A, 5.7s, 9/1/23                          BB/P            4,837,500
          3,000,000 San Diego, Abag Fin. Auth. For Nonprofit Corps.
                    Rev. Bonds (San Diego Hosp.), Ser. A,
                    6 1/8s, 8/15/20                                                       Baa1            3,045,000
         10,000,000 San Diego, Conv. Ctr. Expansion Fin. Auth. Lease
                    Rev. Bonds, Ser. A, 4 3/4s, 4/1/28                                    Aaa             9,412,500
         15,350,000 San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds,
                    FGIC, 5s, 5/15/25                                                     Aaa            15,158,125
                    San Diego, Regl. Bldg. Auth. Lease COP, MBIA
          8,425,000 6.9s, 5/1/23                                                          Aaa             9,004,219
          7,250,000 6.85s, 5/1/13                                                         Aaa             7,748,438
                    San Diego, School Dist. G.O. Bonds
                    (Election of 1998), Ser. B, MBIA
          2,500,000 zero %, 7/1/13                                                        Aaa             1,431,250
          1,340,000 zero %, 7/1/12                                                        Aaa               812,375
         20,500,000 San Diego, Wtr. Util. Rev. Bonds, FGIC,
                    4 3/4s, 8/1/28                                                        Aaa            19,270,000
                    San Diego Cnty., COP
          4,000,000 (Burnham Institute), 6 1/4s, 9/1/29                                   Baa3            4,165,000
         15,800,000 AMBAC, 5 1/4s, 9/1/06                                                 AAA            16,985,000
         10,000,000 (Downtown Courthouse), AMBAC,
                    4 1/2s, 5/1/23                                                        Aaa             9,175,000
         21,400,000 San Diego Cnty., IF COP, MBIA, 7.321s, 11/18/19                       Aaa            22,037,506
                    San Diego Cnty., Wtr. Auth. COP, Ser. A
          5,000,000 5 3/4s, 5/1/11                                                        AA              5,631,250
         12,000,000 FGIC, 5s, 5/1/14                                                      Aaa            12,405,000
                    San Diego Cnty., Wtr. Auth. IF COP
         20,000,000 Ser. 91-B, MBIA, 8.02s, 4/8/21                                        Aaa            25,675,000
         28,350,000 Ser. B, MBIA, 8.02s, 4/21/11                                          Aaa            38,449,688
                    San Francisco, City & Cnty. Arpt. (Cmnty. Intl. Arpt.)
                    Rev. Bonds, Ser. 2, AMBAC
          3,670,000 5 1/4s, 5/1/13                                                        Aaa             3,839,737
          3,490,000 5 1/4s, 5/1/12                                                        Aaa             3,673,225
          3,315,000 5 1/4s, 5/1/11                                                        Aaa             3,509,756
         15,000,000 FSA, 4 3/4s, 5/1/29                                                   AAA            14,062,500
          7,700,000 San Francisco, City & Cnty. Fin. Corp. Lease VRDN
                    (City Expansion), Ser. 2, AMBAC, 3.3s, 4/1/30                         VMIG1           7,700,000
          7,600,000 San Francisco, City & Cnty. G.O. Bonds, Ser. 1,
                    FGIC, 5 3/4s, 6/15/07                                                 Aaa             8,445,500
            300,000 San Francisco, City & Cnty. Redev. Agy. Multi-Fam.
                    Rev. Bonds VRDN (HSG. Fillmore Ctr.), Ser. A-1,
                    3 1/4s, 12/1/17                                                       A-1+              300,000
         10,000,000 San Francisco, Rapid Transit Dist. Sales Tax
                    Rev. Bonds, 5 1/2s, 7/1/09                                            Aa3            11,062,500
         10,000,000 San Francisco, State Bldg. Auth. Lease Rev. Bonds
                    (San Francisco Civic Ctr. Complex), Ser. A,
                    AMBAC, 5 1/4s, 12/1/21                                                Aaa            10,212,500
                    San Joaquin Cnty., COP (General Hosp.)
          5,790,000 5 1/4s, 9/1/14                                                        Aaa             6,086,738
          5,040,000 5 1/4s, 9/1/13                                                        Aaa             5,336,100
          5,250,000 5 1/4s, 9/1/12                                                        Aaa             5,637,188
                    San Joaquin Hills, Trans. Corridor Agcy. Toll Road
                    Rev. Bonds, Ser. A
         77,825,000 6 3/4s, 1/1/32                                                        Aaa            83,953,707
         34,125,000 5s, 1/1/33                                                            Baa3           30,925,781
         25,000,000 MBIA, zero %, 1/15/32                                                 Aaa             4,875,000
         21,625,000 MBIA, zero %, 1/15/23                                                 Aaa             6,892,969
         29,100,000 San Jose, Redev. Agcy. Tax Alloc. Rev. Bonds
                    (Merged Area Redev.), MBIA, 4 3/4s, 8/1/24                            Aaa            27,499,500
                    San Marcos, Pub. Fac. Auth. Rev. Bonds
          3,000,000 5.8s, 9/1/27                                                          BB/P            2,981,250
          1,635,000 5.8s, 9/1/18                                                          BB/P            1,647,263
          3,000,000 5 1/2s, 9/1/10                                                        BB/P            3,123,750
         40,000,000 San Mateo Cnty., Joint Pwr. Fin. Auth. Rev. Bonds,
                    FSA, 5 3/4s, 7/15/29                                                  Aaa            43,750,000
          5,000,000 Santa Ana, COP (City Hall Expansion), FSA,
                    4.7s, 1/1/28                                                          Aaa             4,668,750
          2,235,000 Santa Ana, U. School Dist. VRDN, 3.35s, 7/1/15                        VMIG1           2,235,000
         35,600,000 Santa Clara, Wtr. Dist. Rev. Bonds, FGIC,
                    5 3/4s, 2/1/15                                                        Aaa            37,736,000
                    Santaluz Cmnty., Facs. Dist. No. 2 Special Tax
         24,310,000 (Impt. Area No. 1), 6 3/8s, 9/1/30                                    BB-/P          24,431,550
            500,000 (Impt. Area No. 3), Ser. B, 6.2s, 9/1/30                              BB+/P             503,750
            500,000 (Impt. Area No. 3), Ser. B, 6.1s, 9/1/21                              BB+/P             505,000
          7,525,000 Sierra View, Hlth. Care Dist. Rev. Bonds, 5.4s, 7/1/22                BBB-            6,226,938
         45,200,000 South Orange Cnty., Pub. Fin. Auth. Rev. Bonds,
                    FGIC, 5 1/2s, 8/15/15                                                 Aaa            47,347,000
                    Southern CA Pub. Pwr. Auth. Rev. Bonds
          5,465,000 (Southern Transmission), Ser. A, MBIA,
                    5 1/4s, 7/1/11                                                        Aaa             5,874,875
         42,690,000 (Mead Adelanto), Ser. A, AMBAC, 4 7/8s, 7/1/20                        Aaa            41,782,838
          3,000,000 Stockton, Cmnty. Fac. Dist. Spl. Tax Rev. Bonds
                    (Mello Roos-Weston Ranch), Ser. A, 5.8s, 9/1/14                       BB+/P           3,048,750
         11,450,000 Sunnyvale, Special Tax, 6 3/4s, 8/1/02                                BB-/P          11,550,188
            800,000 Sweetwater, High School VRDN, FSA,
                    3 1/2s, 6/1/13                                                        VMIG1             800,000
                    Thousand Oaks, Cmnty. Fac. Dist. Special Tax
                    Rev. Bonds (Marketplace 94-1)
         21,775,000 6 7/8s, 9/1/24                                                        B/P            23,217,594
         32,305,000 zero %, 9/1/14                                                        B/P            13,810,388
          4,000,000 Tustin, Unified School Dist. Special Tax Bonds
                    (Cmnty. Facs. Dist. No. 97-1), 6 3/8s, 9/1/35                         BBB+/P          4,075,000
         10,195,000 U. of CA Med. Ctr. Rev. Bonds, AMBAC, 5.7s, 7/1/11                    Aaa            11,010,600
         10,000,000 Vallejo, COP (Marine World Foundation),
                    7.2s, 2/1/26                                                          BBB-/P         10,387,500
         36,300,000 Valley Hlth. Syst. COP, 6 7/8s, 5/15/23                               BB-            36,436,125
          1,500,000 Watereuse, Fin. Auth. VRDN, FSA, 3.25s, 5/1/28                        A-1+            1,500,000
                                                                                                      -------------
                                                                                                      3,010,393,897

Puerto Rico (3.7%)
-------------------------------------------------------------------------------------------------------------------
                    Cmnwlth. of PR, G.O. Bonds
         11,110,000 FSA, 6 1/2s, 7/1/12                                                   AAA            13,373,663
          9,010,000 MBIA, 5 3/4s, 7/1/11                                                  AAA            10,293,925
          8,500,000 Cmnwlth. of PR, Hwy & Trans. Auth. Rev. Bonds,
                    Ser. B, MBIA, 5 7/8s, 7/1/35                                          Aaa             9,222,500
                    Cmnwlth. of PR, Impt. G.O. Bonds, FSA
          8,500,000 5 1/2s, 7/1/11                                                        Aaa             9,498,750
          5,000,000 5 1/2s, 7/1/10                                                        Aaa             5,606,250
          7,215,000 5 1/2s, 7/1/09                                                        Aaa             8,044,725
          9,000,000 Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds,
                    Ser. A, AMBAC, 5 1/2s, 7/1/08                                         Aaa             9,933,750
          8,000,000 PR Indl. Tourist Edl. Med. & Env. Control Fac.
                    Rev. Bonds (Cogen Facs.-AES PR Project),
                    6 5/8s, 6/1/26                                                        Baa2            8,560,000
         30,000,000 PR Infrastructure Fin. Auth. Special Rev. Bonds,
                    Ser. A, 5 1/2s, 10/1/40                                               Aaa            31,462,500
         10,000,000 U. of PR Rev. Bonds, Ser. O, MBIA, 5 3/8s, 6/1/30                     Aaa            10,162,500
                                                                                                     --------------
                                                                                                        116,158,563
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,850,122,471) (b)                                      $3,126,552,460
-------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $3,150,191,828.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2001 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2001. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation
      "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation
      "P" is used for tax exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.
      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing
      MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance
      Aaa = Extremely strong capacity to pay interest and repay principal
      Aa = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree

      P-1 = Superior capacity for repayment
      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.
      AAA = Extremely strong capacity to pay interest and repay principal
      AA = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree
      SP-1+ = Very strong capacity to pay principal and interest
      SP-1 = Strong capacity to pay principal and interest
      SP-2 = Satisfactory capacity to pay principal and interest
      A-1+ = Extremely strong degree of safety
      A-1 = Strong degree of safety
      A-2 = Satisfactory capacity for timely repayment

  (b) The aggregate identified cost on a tax basis is $2,851,900,506, resulting in gross unrealized appreciation and depreciation of $290,514,098 and $15,862,144, respectively, or net unrealized appreciation of $274,651,954.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2001 was $120,109,750, or 3.8% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March
      31, 2001.

      The rates shown on Floating Rate Bonds (FRB) are the current interest rates shown at March 31, 2001, which are subject to change based on the terms of the security.

      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at March 31, 2001.

      The fund had the following industry group concentrations greater than 10% at March 31, 2001 (as a percentage of net assets):

          Water and sewer      21.5%
          Transportation       14.6
          Utilities            13.5

      The fund had the following insurance concentrations greater than 10% at March 31, 2001 (as a percentage of net assets):

          MBIA                 26.7%
          AMBAC                14.7


-------------------------------------------------------------------------------
Futures Contracts Outstanding at March 31, 2001 (Unaudited)

                                     Aggregate Face  Expiration    Unrealized
                         Total Value      Value         Date      Appreciation
-------------------------------------------------------------------------------
Municipal Bond Index
(Short)                 $86,969,531   $87,066,465      Jun-01        $96,934
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost 2,850,122,471) (Note 1)                                     $3,126,552,460
-------------------------------------------------------------------------------------------
Cash                                                                              1,863,333
-------------------------------------------------------------------------------------------
Interest and other receivables                                                   38,774,876
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            9,758,727
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      300,254
-------------------------------------------------------------------------------------------
Total assets                                                                  3,177,249,650

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin                                                        313,875
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             6,832,788
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 11,608,056
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        2,890,814
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      3,531,462
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           92,333
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                       60,647
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          7,031
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,674,088
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               46,728
-------------------------------------------------------------------------------------------
Total liabilities                                                                27,057,822
-------------------------------------------------------------------------------------------
Net assets                                                                   $3,150,191,828

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $2,895,594,671
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      3,971,247
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (25,901,013)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                      276,526,923
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $3,150,191,828

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,606,849,236 divided by 302,087,246 shares)                                        $8.63
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.63)*                                $9.06
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($520,082,045 divided by 60,327,881 shares)**                                         $8.62
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($8,163,448 divided by 943,652 shares)**                                              $8.65
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($15,097,099 divided by 1,753,582 shares)                                             $8.61
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.61)***                              $8.90
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended March 31, 2001 (Unaudited)
Tax exempt interest income:                                                    $ 87,071,206
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  7,078,437
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,048,741
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    27,719
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     14,189
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             2,556,660
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             2,256,001
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                33,206
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                35,907
-------------------------------------------------------------------------------------------
Other                                                                               333,472
-------------------------------------------------------------------------------------------
Total expenses                                                                   13,384,332
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (566,715)
-------------------------------------------------------------------------------------------
Net expenses                                                                     12,817,617
-------------------------------------------------------------------------------------------
Net investment income                                                            74,253,589
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                  5,772,042
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (5,494,297)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
futures contracts during the period                                             102,682,036
-------------------------------------------------------------------------------------------
Net gain on investments                                                         102,959,781
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $177,213,370
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         March 31     September 30
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   74,253,589   $  161,786,210
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                          277,745        3,429,190
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                            102,682,036       28,833,971
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                                       177,213,370      194,049,371
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (62,926,022)    (135,249,532)
--------------------------------------------------------------------------------------------------
   Class B                                                            (11,335,014)     (25,845,250)
--------------------------------------------------------------------------------------------------
   Class C                                                               (135,372)        (139,135)
--------------------------------------------------------------------------------------------------
   Class M                                                               (333,751)        (738,049)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                                (60,426)              --
--------------------------------------------------------------------------------------------------
   Class B                                                                (12,589)              --
--------------------------------------------------------------------------------------------------
   Class C                                                                   (152)              --
--------------------------------------------------------------------------------------------------
   Class M                                                                   (297)              --
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                     (18,964,884)    (352,736,215)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                83,444,863     (320,658,810)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 3,066,746,965    3,387,405,775
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $3,971,247 and $4,447,817, respectively)                 $3,150,191,828   $3,066,746,965
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             March 31
operating performance                (Unaudited)                     Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.35        $8.25        $8.89        $8.71        $8.46        $8.37
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .21          .43          .42(d)       .44(d)       .44          .47
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .28          .10         (.59)         .21          .28          .09
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .49          .53         (.17)         .65          .72          .56
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.21)        (.43)        (.42)        (.43)        (.45)        (.47)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --(c)        --         (.05)        (.04)        (.02)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.21)        (.43)        (.47)        (.47)        (.47)        (.47)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.63        $8.35        $8.25        $8.89        $8.71        $8.46
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.91*        6.71        (2.01)        7.75         8.71         6.81
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,606,849   $2,514,181   $2,754,624   $3,073,178   $3,087,795   $3,149,797
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .37*         .74          .77          .77          .74          .74
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.44*        5.29         4.85         5.06         5.20         5.60
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  4.19*       13.44        13.91        30.88        23.51        29.47
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Distributions from net realized gain on investments were less than $0.01 per share.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                       Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.34        $8.24        $8.88        $8.70        $8.45        $8.37
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .18          .38          .36(d)       .39(d)       .39          .42
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .28          .10         (.58)         .21          .27          .07
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .46          .48         (.22)         .60          .66          .49
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.18)        (.38)        (.37)        (.38)        (.39)        (.41)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --(c)        --         (.05)        (.04)        (.02)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.18)        (.38)        (.42)        (.42)        (.41)        (.41)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.62        $8.34        $8.24        $8.88        $8.70        $8.45
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.57*        6.02        (2.65)        7.05         8.02         5.99
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $520,082     $535,160     $616,446     $641,686     $573,309     $510,394
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .70*        1.39         1.42         1.42         1.39         1.39
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.11*        4.64         4.21         4.41         4.54         4.94
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  4.19*       13.44        13.91        30.88        23.51        29.47
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Distributions from net realized gain on investments were less than $0.01 per share.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                    Six months                   For the
                                       ended                      period
Per-share                             March 31   Year ended   July 26, 1999+
operating performance               (Unaudited)   Sept. 30     to Sept. 30
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.37        $8.26        $8.47
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income                    .18          .37          .04(d)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .28          .11         (.18)
---------------------------------------------------------------------------
Total from
investment operations                    .46          .48         (.14)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.18)        (.37)        (.07)
---------------------------------------------------------------------------
From net realized gain
on investments                            --(c)        --           --
---------------------------------------------------------------------------
Total distributions                     (.18)        (.37)        (.07)
---------------------------------------------------------------------------
Net asset value,
end of period                          $8.65        $8.37        $8.26
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.48*        5.97        (1.70)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $8,163       $5,510       $1,018
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .77*        1.54          .29*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.03*        4.43          .81*
---------------------------------------------------------------------------
Portfolio turnover (%)                  4.19*       13.44        13.91
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Distributions from net realized gain on investments were less than $0.01 per share.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.33        $8.24        $8.88        $8.70        $8.45        $8.36
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .20          .41          .38(d)       .41(d)       .42          .45
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .28          .09         (.57)         .22          .27          .08
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .48          .50         (.19)         .63          .69          .53
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.20)        (.41)        (.40)        (.41)        (.42)        (.44)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --(c)        --         (.05)        (.04)        (.02)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.20)        (.41)        (.45)        (.45)        (.44)        (.44)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.61        $8.33        $8.24        $8.88        $8.70        $8.45
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.76*        6.25        (2.31)        7.43         8.39         6.48
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $15,097      $11,895      $15,318      $14,986      $13,898       $9,149
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .52*        1.04         1.07         1.07         1.04         1.04
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.29*        4.98         4.56         4.76         4.92         5.24
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  4.19*       13.44        13.91        30.88        23.51        29.47
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Distributions from net realized gain on investments were less than $0.01 per share.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
March 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam California Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and California personal income tax as Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital by investing primarily in a diversified portfolio of longer-term California tax exempt securities.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher on-going distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a higher on-going distribution fee than class B shares and have a one-year 1.00% contingent deferred sales charge and do not convert to Class A shares. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an on-going distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

C) Futures and options contracts
The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 2001, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the lessor of (i) an annual rate of 0.50% of the average net asset value of the fund or (ii) the following annual rates expressed as a percentage of the fund's average net assets: 0.60% of the first $500 million, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next
$5 billion, 0.355% of the next 5 billion, 0.34% of the next $5 billion and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2001, the fund's expenses were reduced by $566,715 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,627 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.85%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended March 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $91,869 and $1,550 from the sale of class A and class M shares, respectively, and received $256,920 and $576 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 2001, Putnam Retail Management, acting as underwriter received $13,083 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $127,586,964 and $289,810,840, respectively. Purchases and sales of short-term municipal obligations aggregated $179,751,000 and $63,400,000, respectively.

Note 4
Capital shares

At March 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                           Six months ended March 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,394,318       $ 156,778,426
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,641,448          31,061,181
---------------------------------------------------------------------------
                                            22,035,766         187,839,607

Shares
repurchased                                (20,955,330)       (179,031,554)
---------------------------------------------------------------------------
Net increase                                 1,080,436       $   8,808,053
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 24,099,022       $ 195,604,690
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                8,055,818          65,614,335
---------------------------------------------------------------------------
                                            32,154,840         261,219,025

Shares
repurchased                                (65,000,667)       (528,509,561)
---------------------------------------------------------------------------
Net decrease                               (32,845,827)      $(267,290,536)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,608,093        $ 30,782,612
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  730,917           6,227,532
---------------------------------------------------------------------------
                                             4,339,010          37,010,144

Shares
repurchased                                 (8,171,209)        (69,856,066)
---------------------------------------------------------------------------
Net decrease                                (3,832,199)       $(32,845,922)
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,553,511         $45,229,054
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,747,831          14,213,780
---------------------------------------------------------------------------
                                             7,301,342          59,442,834

Shares
repurchased                                (17,930,101)       (145,393,832)
---------------------------------------------------------------------------
Net decrease                               (10,628,759)       $(85,950,998)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    311,068          $2,673,879
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   10,963              93,899
---------------------------------------------------------------------------
                                               322,031           2,767,778

Shares
repurchased                                    (36,555)           (315,251)
---------------------------------------------------------------------------
Net increase                                   285,476          $2,452,527
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    574,831          $4,693,299
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   10,218              83,920
---------------------------------------------------------------------------
                                               585,049           4,777,219

Shares
repurchased                                    (50,040)           (409,655)
---------------------------------------------------------------------------
Net increase                                   535,009          $4,367,564
---------------------------------------------------------------------------

                                           Six months ended March 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,941,125        $ 67,628,134
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   30,054             255,792
---------------------------------------------------------------------------
                                             7,971,179          67,883,926

Shares
repurchased                                 (7,645,536)        (65,263,468)
---------------------------------------------------------------------------
Net increase                                   325,643        $  2,620,458
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,706,465        $ 86,854,349
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   70,118             569,903
---------------------------------------------------------------------------
                                            10,776,583          87,424,252

Shares
repurchased                                (11,207,400)        (91,286,497)
---------------------------------------------------------------------------
Net decrease                                  (430,817)       $ (3,862,245)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not yet quantified the impact, if any, resulting from the adoption of this principle on the financial statements.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam California Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA045-71201 027/337/677 5/01